Financial Costs and Gain/(loss) on Derivatives	6 Months Ended
Jun. 30, 2021
Financial Costs and Gain/(loss) on Derivatives
Financial Costs and Gain/(loss) on Derivatives

12. Financial Costs and Gain/(loss) on Derivatives

An analysis of financial costs is as follows:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Amortization and write-off of deferred loan issuance costs	1,480	1,215	2,985	2,439
Interest expense on loans	11,466	7,716	24,900	15,599
Lease expense	9	4	19	9
Commitment fees	78	76	208	151
Other financial costs including bank commissions	34	104	468	333
Total financial costs	13,067	9,115	28,580	18,531

An analysis of (gain)/loss on derivatives is as follows:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Unrealized (gain)/loss on interest rate swaps held for trading (Note 11)	(1,034)	(1,962)	12,148	(5,569)
Unrealized (gain)/loss on forward foreign exchange contracts held for trading (Note 11)	(401)	—	69	—
Realized loss on interest rate swaps held for trading	832	2,365	1,125	4,653
Realized loss on forward foreign exchange contracts held for trading	234	—	409	—
Total (gain)/loss on derivatives	(369)	403	13,751	(916)